Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of Serina stock option activity under the 2024 Incentive Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
2024 Incentive Plan adopted on March 27, 2024	1,725	-	-	$-
Stock options granted	(72)	72	-	14.8715
Balance at March 31, 2024	1,653	72	-	$14.8715
Options exercisable at March 31, 2024		4		$14.8715

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

Schedule of Stock Options Exercisable

The following table summarizes information about stock options exercisable at December 31, 2023:

Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.06	1,756,816	7.46	$0.06

Schedule of Nonvested Stock Options Activity

The following table summarizes information about nonvested stock options for the years ended December 31, 2023 and 2022:

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2022	548,807	$0.05
Forfeited/cancelled	(1,000)	0.03
Vested	(547,807)	0.04
Nonvested options at December 31, 2023	-	$-

	Nonvested Options	Weighted Average Grant Date Fair Value
Nonvested options at December 31, 2021	656,742	$0.04
Granted	50,000	0.05
Vested	(84,235)	0.04
Exercised	(73,700)	0.03
Nonvested options at December 31, 2022	548,807	0.05